SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED PAYMENTS
18.	SHARE-BASED PAYMENTS

Stock related award incentive plan of 1999

On September 1, 1999, the Company’s shareholders approved the 1999 Stock Related Award Incentive Plan (the “1999 Plan”). Under the 1999 Plan, the Company may issue up to 12% of the fully diluted ordinary shares of the Company to its directors and employees. The purpose of the 1999 Plan is to provide additional incentive and motivation to its directors and employees, through an equity interest in the Company, to work towards increasing the value of the Company. The 1999 Plan provides for accelerated vesting, subject to certain conditions, if there is a change in control. The 1999 Plan has no stated expiry date.

The exercise price, vesting and other conditions of individual awards are determined by the executive chairman of the board of directors. The awards are typically subject to a three-year to a four-year service vesting condition and expire
10
or
15
 years after the grant date. In addition, the grantee must return all awards and any proceeds from the sale of the awards if he/she violates certain provisions including a non-compete condition for a period of 2 years after cessation of employment with the Company. The non-compete condition does not give rise to an in-substance service condition.

Stock related award incentive plan of 2010

On August 4, 2010, the Company’s board of directors and shareholders approved the 2010 Stock Related Award Incentive Plan (the “2010 Plan”). Under the 2010 Plan, the Company may issue up to 10% of the total number of ordinary shares, including ordinary shares issuable upon conversion of any preferred shares to its directors and employees. The purpose of the 2010 Plan was to recognize and acknowledge the contributions made to the Company by eligible employees and to promote the success of the Company’s business. The 2010 Plan allows the board of directors, or its designated committee, to establish the performance criteria when granting stock options on the basis of any one of, or combination of, increase in share price, earnings per share, total shareholder return, return on equity, return on assets, return on investment, net operating income, cash flow, revenue, economic value added, personal management objectives, or other measures of performance selected by the Company’s board of directors, or its designated committee. Partial achievement of the specified criteria may result in a vesting corresponding to the degree of achievement as specified in the detail rules.

The exercise price, vesting and other conditions of individual awards are determined by the executive chairman of the board of directors, except for awards to officers which are determined by the board of directors or the compensation committee. The awards are typically subject to a four-year service vesting condition and multiple performance conditions with a contractual life of ten years. In addition, the grantee must return all awards and any proceeds from the sale of the awards if he/she violates certain provisions.

Stock related award incentive plan of 2015

On June 4, 2015, the Company’s board of directors and shareholders approved the 2015 Stock Related Award Incentive Plan (the “2015 Plan”). Under the 2015 Plan, the Company may issue up to 1.5% of the total number of ordinary shares, including ordinary shares issuable upon conversion of any preferred shares to its directors and employees. The purpose of the 2015 Plan was to recognize and acknowledge the contributions made to the Company by eligible employees and to promote the success of the Company’s business. The 2015 Plan allows the board of directors, or its designated committee, to establish the performance criteria when granting stock options on the basis of any one of, or combination of, increase in share price, earnings per share, total shareholder return, return on equity, return on assets, return on investment, net operating income, cash flow, revenue, economic value added, personal management objectives, or other measures of performance selected by the Company’s board of directors, or its designated committee. Partial achievement of the specified criteria may result in a vesting corresponding to the degree of achievement as specified in the detail rules.

The exercise price, vesting and other conditions of individual awards are determined by the executive chairman of the board of directors, except for awards to officers which are determined by the board of directors or the compensation committee. The awards are typically subject to a four-year service vesting condition and multiple performance conditions with a contractual life of ten years. In addition, the grantee must return all awards and any proceeds from the sale of the awards if he/she violates certain provisions.

On August 29, 2017 (the “2017 Replacement Date”), the Company’s board of directors approved to replace 1,377,730 share options granted during the years ended December 31, 2015 and 2016 under the 2015 Plan to 200 employees with 153,036 options and 1,224,694 restricted shares (the “Replacement Awards”). The exercise price of 153,036 options was reduced from US$27.2~US$30.0 per share to US$18.1 per share. The replacement awards were subject to graded vesting over four years from the Replacement Date, in which 25% of the awards vest at the end of each of the next four years. The total incremental share-based compensation of US$12,537 resulting from the modification is recognized ratably over the new requisite service period. The total unamortized share-based compensation of US$7,447 resulting from the modification is recognized ratably over the original requisite service period.

On December 30, 2018 (the “2018 Replacement Date”), the Company’s board of directors approved to replace 252,500 share options granted during the year ended December 31, 2008 under the 1999 Plan to 5 employees with 252,500 options (the “2018 Replacement Awards”). The expiration date of 252,500 options was extended from December 30, 2018 to December 30, 2028. The replacement awards were fully vested as of the replacement date. The total incremental share-based compensation of US$619 resulting from the modification is fully recognized during the year ended December 31, 2018.

During 2018, the Company approved to extend the expiration date of an aggregate number of 518,175 share options granted under the 1999 Plan to 10 employees for terms between
2
days and nine years
. These stock options expired prior to December 31, 2017. The awards granted are fully vested as of the grant date. These transactions were accounted for as new grant. The total share-based compensation of US$2,764 resulting is fully recognized during the year ended December 31, 2018.

A summary of the equity award activity under the 1999 Plan, 2010 Plan and 2015 Plan for the year ended December 31, 2018 was stated below:

Options Granted to Employees and Directors	Number of Shares	Weighted- Average per Share Exercise Price	Weighted- Average Grant-date Fair Value per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding, December 31, 2017	7,241,667	11.93	5.51	5.01	US$	136,242
Granted (new options)	518,175	4.77	5.33	-
Granted (replacement options)	252,500	5.00	4.20
Forfeited	(312,156)	21.17	8.55	-
Expired	(1,125,301)	11.27	5.22	-
Exercised	(288,331)	10.31	4.33	-
Replaced	(252,500)	5.00	3.75
Outstanding, December 31, 2018	6,034,054	10.92	4.57	4.50	US$	5,919
Vested and expected to vest at December 31, 2018	6,034,054	10.92	4.57	4.50	US$	5,919
Exercisable at December 31, 2018	5,160,774	9.55	3.97	3.98	US$	5,919

The aggregate intrinsic value as of December 31, 2018 in the table above represents the difference between the fair value of the Company’s ordinary share at December 31, 2018 and the exercise price.

Total intrinsic value of options exercised for the years ended December 31, 2016, 2017 and 2018 was US$
10,011
, US$
2,953
and US$
3,979
respectively.

As of December 31, 2018, there was US$4,447 of unrecognized share-based compensation cost related to equity awards that are expected to be recognized over a weighted-average vesting period of 1.53 years.

The fair value for stock options granted during the year ended December 31, 2018 under the 1999 and
2015 Plan was estimated using the Black-Scholes option pricing model. The volatility assumption was estimated based on the price volatility of the shares of the Company and comparable companies in the internet media business. The expected term was estimated based on the resulting output of the Black-Scholes option pricing model. The risk-free rates were based on the market yield of US Treasury Bonds and Notes with maturity terms equal to the expected term of the option awards. Forfeitures were estimated based on historical experience. The dividend yield of nil are based on the Company’s estimated dividend distribution for the stock options granted during the year ended December 31, 2018.

The assumptions used to estimate the fair values of the share options granted were as follows:

For the Years Ended December 31,
2018

Risk-free interest rate	2.19 % to 2.54%
Dividend yield	nil
Expected volatility range	48.22% to 49.24%
Weighted average expected life	0.01 to 5.50 years
Estimated forfeiture rate	-
Fair value of ordinary share	US$ 6.00 to US$ 27.90

Restricted Shares

A summary of the restricted shares for the year ended December 31, 2018 was stated below:

Restricted Shares Granted to Employees and Directors	Number of Shares	Weighted- Average Grant date Fair Value per Share

Outstanding, December 31, 2017	1,604,768	17.55
Granted	19,500	25.05
Forfeited	(201,439)	17.91
Vested	(356,194)	17.55
Unvested, December 31, 2018	1,066,635	17.62

Total intrinsic value of restricted shares vested for the year ended December 31, 2018 was US$4,119.

As of December 31, 2018, there was US$9,527 of unrecognized share-based compensation cost related to restricted shares that are expected to be recognized over a weighted-average vesting period of 2.67 years.

Total share-based compensation expense of share-based awards granted to employees and directors was as follows:

	For the Years Ended December 31,
	2016	2017	2018
	US$	US$	US$

Cost of revenues	443	364	506
Selling expenses	512	479	405
General and administrative expenses	5,597	6,375	13,171

	6,552	7,218	14,082